Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2019	Oct. 31, 2018	Oct. 31, 2017	Oct. 31, 2016	Oct. 31, 2015	Oct. 31, 2014
C000027914
Account Value [Line Items]
Line Graph and Table Measure Name	Advisor Class
Account Value	$ 25,887	$ 20,213	$ 20,056	$ 20,574	$ 13,759	$ 15,404	$ 14,057	$ 13,064	$ 10,700	$ 10,490	$ 10,000
C000027911
Account Value [Line Items]
Line Graph and Table Measure Name	Class A (with sales charges)
Account Value	$ 24,199	18,944	18,849	19,391	12,990	14,571	13,332	12,414	10,214	10,032	9,578
C000027913
Account Value [Line Items]
Line Graph and Table Measure Name	Class C
Account Value	$ 23,468	18,516	18,539	19,237	12,971	14,675	13,521	12,692	10,509	10,384	10,000
C000027917
Account Value [Line Items]
Line Graph and Table Measure Name	Class I
Account Value	$ 25,960	20,255	20,106	20,620	13,786	15,444	14,088	13,081	10,709	10,505	10,000
C000132087
Account Value [Line Items]
Line Graph and Table Measure Name	Class Z
Account Value	$ 26,057	20,308	20,172	20,668	13,799	15,448	14,098	13,102	10,724	10,509	10,000
AllianceBernstein Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 33,950	24,599	22,334	26,155	18,301	16,681	14,591	13,593	10,994	10,520	10,000
AllianceBernstein Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 33,950	24,599	22,334	26,155	18,301	16,681	14,591	13,593	10,994	10,520	10,000
AllianceBernstein Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 33,950	24,599	22,334	26,155	18,301	16,681	14,591	13,593	10,994	10,520	10,000
AllianceBernstein Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 33,950	24,599	22,334	26,155	18,301	16,681	14,591	13,593	10,994	10,520	10,000
AllianceBernstein Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 33,950	24,599	22,334	26,155	18,301	16,681	14,591	13,593	10,994	10,520	10,000
AllianceBernstein Index: Russell 1000 Value Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000 Value Index
Account Value	$ 23,392	17,860	17,836	19,178	13,340	14,432	12,977	12,595	10,693	10,053	10,000
AllianceBernstein Index: Russell 1000 Value Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000 Value Index
Account Value	$ 23,392	17,860	17,836	19,178	13,340	14,432	12,977	12,595	10,693	10,053	10,000
AllianceBernstein Index: Russell 1000 Value Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000 Value Index
Account Value	$ 23,392	17,860	17,836	19,178	13,340	14,432	12,977	12,595	10,693	10,053	10,000
AllianceBernstein Index: Russell 1000 Value Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000 Value Index
Account Value	$ 23,392	17,860	17,836	19,178	13,340	14,432	12,977	12,595	10,693	10,053	10,000
AllianceBernstein Index: Russell 1000 Value Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000 Value Index
Account Value	$ 23,392	$ 17,860	$ 17,836	$ 19,178	$ 13,340	$ 14,432	$ 12,977	$ 12,595	$ 10,693	$ 10,053	$ 10,000